John Hancock Funds II

Supplement dated March 28, 2019 to the current Prospectus, as may be supplemented

John Hancock Spectrum Income Fund (the “fund”)

At its in-person meeting held March 26–28, 2019, the Board of Trustees of John Hancock Funds II (the “Board”) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. The Fund will not accept orders from shareholders to purchase shares of the fund beginning on or about April 30, 2019. As of the close of business on or about May 17, 2019, there are not expected to be any shareholders in the fund, and the fund will be liquidated on or about such date.

For more information, please call John Hancock Investments at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II
Supplement dated March 28, 2019 to the current Statement of Additional Information (“SAI”), as may be supplemented

John Hancock Spectrum Income Fund (the “fund”)

At its in-person meeting held March 26–28, 2019, the Board of Trustees of John Hancock Funds II (the “Board”) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. The Fund will not accept orders from shareholders to purchase shares of the fund beginning on or about April 30, 2019. As of the close of business on or about May 17, 2019, there are not expected to be any shareholders in the fund, and the fund will be liquidated on or about such date.

For more information, please call John Hancock Investments at 800-225-5291.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.